Other Financial Assets - Major Securities Included in Equity Securities Designated as Financial Assets Measured at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Sirius XM Holdings Inc. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income		¥ 62,207
GM Cruise Holdings LLC [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	¥ 83,242
Stanley Electric Co., Ltd. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	27,475	36,295
Mitsubishi UFJ Financial Group, Inc. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	7,976	10,108
Shindengen Electric Manufacturing Co., Ltd. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income		9,394
NIPPON SEIKI CO., LTD. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	6,714	7,247
Daido Steel Co., Ltd. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income		¥ 7,101
NIKKON Holdings Co., Ltd. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	6,414
Tokio Marine Holdings, Inc. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	¥ 5,859